Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
INVENTORIES
Inventories are stated at the lower of cost, determined on a first-in, first-out basis, or market, including direct material costs and direct and indirect manufacturing costs. A summary of inventories is shown below:

	December 31, 2014	December 31, 2013
	(in millions)
Productive material	$562	$533
Work-in-process	104	132
Finished goods	347	349
Total	$1,013	$1,014